Long-term debt (Tables)	6 Months Ended
Jun. 30, 2017
Long-term debt
Long-term debt
end of	2Q17	1Q17	4Q16
Long-term debt (CHF million)
Senior	152,549	161,853	168,601
Subordinated	22,952	23,574	22,955
Non-recourse liabilities from consolidated VIEs	1,199	1,894	1,759
Long-term debt	176,700	187,321	193,315
of which reported at fair value	71,803	76,350	72,868
of which structured notes	57,664	61,058	59,544

Schedule of Structured notes
Structured notes by product
end of	2Q17	1Q17	4Q16
Structured notes (CHF million)
Equity	35,393	36,931	35,980
Fixed income	15,632	16,846	16,395
Credit	5,429	5,756	5,713
Other	1,210	1,525	1,456
Total structured notes	57,664	61,058	59,544

Bank
Long-term debt
Long-term debt
end of	6M17	2016
Long-term debt (CHF million)
Senior	152,552	168,601
Subordinated	21,969	22,135
Non-recourse liabilities from consolidated VIEs	1,199	1,759
Long-term debt	175,720	192,495
of which reported at fair value	70,829	71,970
of which structured notes	57,664	59,544

Schedule of Structured notes	Structured notes by product
end of	6M17	2016
Structured notes (CHF million)
Equity	35,393	35,980
Fixed income	15,632	16,395
Credit	5,429	5,713
Other	1,210	1,456
Total structured notes	57,664	59,544